UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidium Investment Management Company, LLC
Address: 747 Third Avenue
         35th Floor
         New York, NY  10017

13F File Number:  28-11673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Oram
Title:     Member
Phone:     212.821.1489

Signature, Place, and Date of Signing:

     Kevin Oram     New York, New York     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $90,863 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     6989    94699 SH       Sole                    94699        0        0
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101     8896   238703 SH       Sole                   238703        0        0
ACTUATE CORP                   COM              00508B102     6003  1040402 SH       Sole                  1040402        0        0
APPLIED MATLS INC              COM              038222105     6569   490951 SH       Sole                   490951        0        0
CHORDIANT SOFTWARE INC         COM NEW          170404305      933   239960 SH       Sole                   239960        0        0
CULP INC                       COM              230215105     5074   910925 SH       Sole                   910925        0        0
JDA SOFTWARE GROUP INC         COM              46612K108    15801   720212 SH       Sole                   720212        0        0
LAM RESEARCH CORP              COM              512807108     6958   203698 SH       Sole                   203698        0        0
MIDAS GROUP INC                COM              595626102     2882   306582 SH       Sole                   306582        0        0
MONARCH CASINO & RESORT INC    COM              609027107     4357   404957 SH       Sole                   404957        0        0
OPLINK COMMUNICATIONS INC      COM NEW          68375Q403     8536   587889 SH       Sole                   587889        0        0
THOR INDS INC                  COM              885160101    10900   352187 SH       Sole                   352187        0        0
TYLER TECHNOLOGIES INC         COM              902252105     6965   407562 SH       Sole                   407562        0        0